Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Revenue by Selected Geographic Area Information
(1)    Revenue is attributed to the countries based on the location of the customer.
Selected geographic area information was as follows:

	Three Months Ended March 31,
	2019	2018
Revenue—to unaffiliated customers (1)
United States	$383.9	$360.0
International	347.2	376.2
Revenue	$731.1	$736.2

Selected geographic area information was as follows:

	2018	2017	2016
Geographic Information
Revenue — to unaffiliated customers(1):
United States	$1,483.2	$1,373.0	$1,361.6
International	1,583.6	1,516.0	1,551.9
Revenue	$3,066.8	$2,889.0	$2,913.5

Long-lived assets(2):
United States	$602.6	$604.7	$463.8
United Kingdom	187.5	204.4	190.6
Other foreign countries	195.8	190.2	173.0
Long-lived assets	$985.9	$999.3	$827.4
(1) Revenue is attributed to the countries based on the location of the customer.
(2) Long-lived assets consist of property and equipment, net, and certain noncurrent assets.

Long-lived Assets by Selected Geographic Area Information
(2)    Long-lived assets consist of property and equipment, net, and certain noncurrent assets.

	March 31, 2019	December 31, 2018
Long-lived assets (2)
United States	$619.0	$602.6
United Kingdom	192.3	187.5
Other foreign countries	195.6	195.8
Long-lived assets	$1,006.9	$985.9

Selected geographic area information was as follows:

	2018	2017	2016
Geographic Information
Revenue — to unaffiliated customers(1):
United States	$1,483.2	$1,373.0	$1,361.6
International	1,583.6	1,516.0	1,551.9
Revenue	$3,066.8	$2,889.0	$2,913.5

Long-lived assets(2):
United States	$602.6	$604.7	$463.8
United Kingdom	187.5	204.4	190.6
Other foreign countries	195.8	190.2	173.0
Long-lived assets	$985.9	$999.3	$827.4
(1) Revenue is attributed to the countries based on the location of the customer.
(2) Long-lived assets consist of property and equipment, net, and certain noncurrent assets.